TAXATION - Unrecognized deferred income tax assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Income taxes [Abstract]
Losses and other assets available for offset against future taxable income	$ 51,070	$ 67,908